Long-Term Debt (Boyd Senior and Senior Subordinated Notes Narrative) (Details)				9 Months Ended	12 Months Ended
	May 22, 2015 USD ($)	Aug. 16, 2012 USD ($)	Jun. 08, 2012 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 02, 2016	Mar. 28, 2016 USD ($)	Nov. 06, 2015 USD ($)	May 21, 2015	May 01, 2013	Nov. 10, 2010
For the year ending December 31,
Outstanding principal					$ 3,322,475,000
Interest					35,337,000	$ 33,985,000
Premium and consent fees paid					24,246,000	0	$ 0
Payments of Debt Issuance Costs					14,004,000	83,000	34,637,000
Gain Loss on Early Retirements of Debt					$ (40,733,000)	(1,536,000)	$ (28,346,000)
Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, stated interest rate		8.375%
Boyd
For the year ending December 31,
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required					1.00
Outstanding principal					$ 2,309,725,000	2,389,165,000
Subsidiaries, Ownership Percentage					100.00%		100.00%
Premium and consent fees paid					$ 24,246,000	0	$ 0
Payments of Debt Issuance Costs					14,004,000	83,000	24,349,000
Gain Loss on Early Retirements of Debt					$ (30,829,000)	0	$ (25,001,000)
Boyd | Senior Notes | 9.125% Senior Notes Due 2018
For the year ending December 31,
Outstanding principal						$ 500,000,000
Debt instrument, stated interest rate						9.13%							9.125%
Premium and consent fees paid				$ 24,000,000
Write off of Deferred Debt Issuance Cost				$ 4,900,000
Debt instrument, redemption price, percentage				104.563%
Boyd | Senior Notes | 9.00% senior notes due 2020
For the year ending December 31,
Outstanding principal						$ 350,000,000
Face amount			$ 350,000,000
Debt instrument, stated interest rate			9.00%		9.00%	9.00%
Conditional repurchase price, % of principal					101.00%
Debt instrument, redemption price, percentage			100.00%
Boyd | Senior Notes | 9.00% senior notes due 2020 | After July 1, 2016 and Prior to 2018 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage			104.50%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Debt instrument, stated interest rate					6.875%			6.875%			6.875%
Payments of Debt Issuance Costs	$ 14,000,000
Boyd | Senior Notes | Senior Notes Due 2023 [Member] | Prior to May 15, 2018 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	100.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member] | After May 15, 2018 and Prior to 2021 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	105.156%
Boyd | Senior Notes | 6.375% Senior Notes Due 2026 [Member]
For the year ending December 31,
Face amount									$ 750,000,000
Debt instrument, stated interest rate								6.375%
Subsidiaries, Ownership Percentage											100.00%
Conditional repurchase price, % of principal											101.00%
Boyd | Senior Notes | 6.375% Senior Notes Due 2026 [Member] | Prior to April 1, 2021 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	100.00%
Boyd | Senior Subordinated Notes | 6.75% Senior Subordinated Notes Due 2014
For the year ending December 31,
Outstanding principal										$ 157,800,000
Interest										$ 5,800,000
Gain Loss on Early Retirements of Debt					$ 7,900,000
Boyd | Senior Secured Notes
For the year ending December 31,
Minimum required coverage ratio					2.0
Debt Instrument, Covenant Terms, Max Required Coverage Ratio					1.0
Peninsula
For the year ending December 31,
Outstanding principal					$ 1,012,750,000	$ 1,092,403,000
Peninsula | Bank Credit Facility
For the year ending December 31,
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required												1.0
Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Outstanding principal						$ 350,000,000
Face amount		$ 350,000,000
Debt instrument, stated interest rate		8.375%			8.375%	8.38%
Payments of Debt Issuance Costs		$ 14,200,000
Conditional repurchase price, % of principal		101.00%
Debt instrument, redemption price, percentage					104.188%
Peninsula | Senior Notes | 8.375% Senior Notes due 2018 | During 2016 and Thereafter
For the year ending December 31,
Debt instrument, redemption price, percentage		101.00%